SHORT-TERM AND LONG-TERM DEBT - Composition of short-term debt (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 1,742	$ 1,838
Current portion of long-term debt	1,167	770
Lease obligations	225	261
Total	$ 3,134	$ 2,869
Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate on short-term borrowings	1.60%	1.10%